Note 10 - Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Beginning of the year		$ 529,428
Beginning of the year		(529,428)
End of the year		528,926	$ 529,428
Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		429,445
Beginning of the year		(429,445)
End of the year		429,856	429,445
Trademark [member]
Statement Line Items [Line Items]
Beginning of the year		70,600
Beginning of the year		(70,600)
End of the year		70,600	70,600
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		22,790
Beginning of the year		(22,790)
End of the year		20,210	22,790
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		6,528
Beginning of the year		(6,528)
End of the year		6,200	6,528
Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		66
Beginning of the year		(66)
End of the year		2,059	66
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		584,470	584,147
Additions (1)	[1]	6,293	6,794
Disposals		(1)	(5,211)
Effect of movements in exchange rates		400	(1,260)
Beginning of the year		(584,470)	(584,147)
Disposals		1	5,211
End of the year		591,162	584,470
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		432,526	433,459
Additions (1)	[1]	0	0
Disposals		0	0
Effect of movements in exchange rates		411	(933)
Beginning of the year		(432,526)	(433,459)
Disposals		(0)	(0)
End of the year		432,937	432,526
Gross carrying amount [member] | Trademark [member]
Statement Line Items [Line Items]
Beginning of the year		70,600	70,600
Additions (1)	[1]		0
Disposals			0
Effect of movements in exchange rates			0
Beginning of the year		(70,600)	(70,600)
Disposals			(0)
End of the year		70,600	70,600
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		40,732	40,732
Additions (1)	[1]		0
Disposals			0
Effect of movements in exchange rates			0
Beginning of the year		(40,732)	(40,732)
Disposals			(0)
End of the year		40,732	40,732
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		36,582	35,279
Additions (1)	[1]	4,281	6,789
Disposals		0	(5,211)
Effect of movements in exchange rates		(10)	(275)
Beginning of the year		(36,582)	(35,279)
Disposals		(0)	5,211
End of the year		40,852	36,582
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		4,031	4,077
Additions (1)	[1]	2,012	5
Disposals		(1)	0
Effect of movements in exchange rates		(1)	(52)
Beginning of the year		(4,031)	(4,077)
Disposals		1	(0)
End of the year		6,041	4,031
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		(55,042)	(50,142)
Disposals		1	5,211
Effect of movements in exchange rates		9	298
Beginning of the year		55,042	50,142
Amortization		6,505	6,618
Impairment		681	3,194
Disposals		(1)	(5,211)
Impairment		681	3,194
End of the year		(62,237)	(55,042)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		(3,081)	(3,081)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		3,081	3,081
Amortization		0	0
Impairment		0	0
Disposals		0	0
Impairment		0	0
End of the year		(3,081)	(3,081)
Accumulated depreciation, amortisation and impairment [member] | Trademark [member]
Statement Line Items [Line Items]
Beginning of the year		(0)	(0)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		0	0
Amortization		0	0
Impairment		0	0
Disposals		0	0
Impairment		0	0
End of the year		(0)	(0)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		(17,942)	(15,362)
Disposals		0	0
Effect of movements in exchange rates		0	0
Beginning of the year		17,942	15,362
Amortization		2,580	2,580
Impairment		0	0
Disposals		0	0
Impairment		0	0
End of the year		(20,522)	(17,942)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		(30,054)	(28,807)
Disposals		0	5,211
Effect of movements in exchange rates		8	224
Beginning of the year		30,054	28,807
Amortization		3,908	4,014
Impairment		681	2,220
Disposals		0	(5,211)
Impairment		681	2,220
End of the year		(34,652)	(30,054)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		(3,965)	(2,893)
Disposals		1	0
Effect of movements in exchange rates		1	74
Beginning of the year		3,965	2,893
Amortization		17	25
Impairment		0	974
Disposals		(1)	0
Impairment		0	974
End of the year		$ (3,982)	$ (3,965)

[1]	Additions to technology assets represent capitalized development expenditure net of grants received from the Norwegian government.